Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of net deferred tax liability
	December 31, 2019	December 31, 2018
Deferred tax liability
Unrealized gain on marketable securities	$(4,571)	$(63,236)
Deferred tax liability	$(4,571)	$(63,236)

Schedule of income tax provision
	December 31, 2019	December 31, 2018
Federal
Current	$732,550	$223,095
Deferred	(59,448)	63,236

State and Local
Current	191,639	—
Deferred	(12,286)	—
Income tax provision	$852,455	$286,331

Schedule of reconciliation of federal income tax rate
	December 31, 2019	December 31, 2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	4.3%	0.0%
True-ups	1.3%	0.0%
Income tax provision	26.6%	21.0%